Equity Method Investments (Summary of Equity Method Investments) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 2,071,044	¥ 1,304,073
Investment in corporate entities [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	842,093	868,090
Investment in real estate joint ventures [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	130,348	127,528
Investment in partnerships and other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 1,098,603	¥ 308,455